Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2021
Fair value assets, Transfers from level 2 to level 1	$ 0
Fair value liabilities, Transfers from level 1 to level 2	0
Fair value assets, Transfers net	$ 0
BCP QUALTEK HOLDCO, LLC
Fair value assets, Transfers from level 1 to level 2		$ 0	$ 0	$ 0
Fair value assets, Transfers from level 2 to level 1		0	0	0
Fair value liabilities, Transfers from level 1 to level 2		0	0	0
Fair value liabilities, Transfers from level 2 to level 1		0	0	$ 0
Fair value assets, Transfers net		0	0
Fair value liabilities, Transfers net		$ 0	$ 0